Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Summary of Fair Value Assets Measured on Recurring Basis
The following tables set forth, by level within the fair value hierarchy, financial assets measured at fair value as of December 31, 2021 and 2022. As required by ASC Topic 820, financial assets and financial liabilities are classified in their entirety based on the lowest level of input that is significant to the respective fair value measurement.

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Investments accounted for at fair value Listed equity securities	840	—	—	840

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Investments accounted for at fair value Listed equity securities	808	—	—	808